Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of revenues can be categorized into the following

	Six Months Ended June 30,
	2020	2019
Consulting and staffing services	$3,490,056	$1,605,894
Permanent placement fees	290,767	158,381
License and other	231,831	130,365
Career services	79,342	72,765
Marketing and publishing	74,541	168,378
Total revenue	$4,166,537	$2,135,783

	Three Months Ended June 30,
	2020	2019
Consulting and staffing services	$1,576,662	$1,605,894
Permanent placement fees	153,140	118,103
License and other	46,856	130,365
Career services	42,408	33,483
Marketing and publishing	34,348	84,636
Total revenue	$1,853,414	$1,972,481

	December 31,	December 31,
	2019	2018
Consulting and staffing services	$4,792,607	$-
Permanent placement fees	274,030	130,719
License and other	486,388	-
Career services	138,384	158,822
Marketing and publishing	306,578	539,379
Total revenue	$5,997,987	$828,920

Schedule of fair values of financial assets and liabilities

	Fair Value at June 30,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$9,017	$9,017	$-	$-
Warrant derivative liability (Note 10)	$9,783,912	$-	$-	$9,783,912

	Fair Value at December 31,	Fair Value Measurement Using
	2019	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$44,766	$44,766	$-	$-
Derivative liability (Note 10)	$612,042	$-	$-	$612,042

Schedule of derivative liability measured at fair value on a recurring basis

Balance at December 31, 2019	$612,042
Additions to derivative instruments	5,625,519
Anti-dilution adjustments to derivative instruments	2,642,175
Loss on change in fair value of derivative liability	904,176
Balance at June 30, 2020	$9,783,912

Balance at December 31, 2018	$-
Additions to derivative instruments	1,750,646
Gain on change in fair value of derivative liability	(1,138,604)
Balance at December 31, 2019	$612,042

Schedule of earnings (loss) per share
	June 30,	June 30,
	2020	2019
Options	1,355,758	540,905
Stock awards	866,500	494,593
Warrants	3,653,443	470,939
Convertible notes	1,845,703	-
Convertible preferred stock	16,660,275	17,929,825
	24,381,679	19,436,262

	December 31,	December 31,
	2019	2018
Options	873,420	5,960
Stock awards	857,093	-
Warrants	470,939	15,174
Convertible preferred stock	16,616,250	-
	18,817,702	21,134